Description of Business and Basis of Presentation - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 15, 2021	Dec. 31, 2021	Dec. 31, 2020
Inventory [Line Items]
Contract with customer, contra-revenue, customer returns		$ 23,164
Contract with customer, reduction to cost of revenues, customer returns		8,151
Inventory		17,980	$ 7,912
Sales returns not yet received		6,701
Accumulated deficit		(143,422)	(71,718)
Proceeds from reverse recapitalization and PIPE financing, net of $11,610 and $0, respectively, of transaction costs	$ 133,889	133,889	$ 0
Returned Inventory Received
Inventory [Line Items]
Inventory		1,450
Customers For Which Returns Are Expected To Be Received
Inventory [Line Items]
Accrued sales returns resulting from FDA Warning Letter		$ 20,145